Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current raw materials and current production supplies [abstract]
Raw materials	€ 1,149	€ 885
Work-in-progress	109	92
Finished goods	1,803	1,738
Total inventories at the lower of cost and net realisable value	€ 3,061	€ 2,715